Acquisition of Business - Aggregate Purchase Price (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Business Acquisition [Line Items]
4,220,728 of the Company's Class A common shares	$ 66,899
Contingent consideration	18,437
Settlement of intercompany balances	20,022
Stock based compensation (note 14)	1,160
Aggregate purchase price	$ 106,518